Fair Value of Financial Instruments - Fair Value Measured on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write down of assets held for sale	$ 458,600
Assets held for sale	$ 708,097	$ 0